Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Distribution of Net Revenue by Geographical Area
a)  The distribution of net revenue by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Ireland	$171,977	$88,869	$128,790
Rest of Europe	338,537	348,492	292,567
U.S.	471,700	393,957	381,196
Other	132,792	114,411	97,491

Total	$1,115,006	$945,729	$900,044

Distribution of Net Revenue by Business Segment
b)	The distribution of net revenue by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$87,467	$71,549	$63,813
Clinical research	1,027,539	874,180	836,231

Total	$1,115,006	$945,729	$900,044

Distribution of Income from Operations by Geographical Area
c)	The distribution of income from operations by geographical area was as follows:

	Year ended
	December	December	December
	2012	2012	2012
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$11,733	$(2,074)	$9,659
Rest of Europe	29,786	(546)	29,240
U.S.	23,687	(2,651)	21,036
Other	8,447	(365)	8,082

Total	$73,653	$(5,636)	$68,017

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$(33,139)	$(1,564)	$(34,703)
Rest of Europe	35,175	(3,000)	32,175
U.S.	30,127	(5,253)	24,874
Other	7,097	-	7,097

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Ireland	$36,636	-	$36,636
Rest of Europe	24,212	-	24,212
U.S.	25,017	-	25,017
Other	6,230	-	6,230

Total	$92,095	-	$92,095

Distribution of Income from Operations by Business Segment
d)	The distribution of income from operations by business segment was as follows:

	Year ended
	December	December	December
	2012	2012	2012
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)

Central laboratory	$4,059	$(158)	$3,901
Clinical research	69,594	(5,478)	64,116

Total	$73,653	$(5,636)	$68,017

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Central laboratory	$(661)	$(1,545)	$(2,206)
Clinical research	39,921	(8,272)	31,649

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Restructuring and other items, net	Restructuring and other items, net	Including Restructuring and other items, net
	(in thousands)
Central laboratory	$(12,759)	-	$(12,759)
Clinical research	104,854	-	104,854

Total	$92,095	-	$92,095

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e)	The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Ireland	$110,369	$109,953
Rest of Europe	16,115	16,419
U.S.	32,400	33,086
Other	9,489	9,003

Total	$168,373	$168,461

Distribution of Property, Plant and Equipment, Net, by Business Segment
f)	The distribution of property, plant and equipment, net, by business segment was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Central laboratory	$17,138	$18,292
Clinical research	151,235	150,169

Total	$168,373	$168,461

Distribution of Depreciation and Amortization by Geographical Area
g)    The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$17,885	$15,192	$11,840
Rest of Europe	7,211	7,057	5,543
U.S.	13,865	12,427	12,422
Other	3,862	4,006	4,068

Total	$42,823	$38,682	$33,873

Distribution of Depreciation and Amortization by Business Segment
h)    The distribution of depreciation and amortization by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$4,142	$3,721	$4,888
Clinical research	38,681	34,961	28,985

Total	$42,823	$38,682	$33,873

Distribution of Total Assets by Geographical Area
i)    The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Ireland	$476,159	$414,510
Rest of Europe	236,305	216,313
U.S.	437,756	355,577
Other	51,888	41,117

Total	$1,202,108	$1,027,517

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	December 31,	December 31,
	2012	2011
	(in thousands)
Central laboratory	$73,304	$54,361
Clinical research	1,128,804	973,156

Total	$1,202,108	$1,027,517

Distribution of Capital Expenditures by Geographical Area
k) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$12,406	$16,987	$16,095
Rest of Europe	2,506	4,795	5,869
U.S.	13,389	10,222	5,852
Other	4,725	4,001	3,777

Total	$33,026	$36,005	$31,593

Distribution of Capital Expenditures by Business Segment
l) The distribution of capital expenditures by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$2,375	$1,449	$3,991
Clinical research	30,651	34,556	27,602

Total	$33,026	$36,005	$31,593

Clients Representing Company's Net Revenue
m) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December	December	December
	2012	2011	2010

Client A	18%	*	*

Client B	12%	13%	*

* Net revenue did not exceed 10%.

Distribution of Interest Income by Geographical Area
n) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$464	$762	$1,277
Rest of Europe	661	364	406
U.S.	3	18	22
Other	23	50	56

Total	$1,151	$1,194	$1,761

Distribution of Interest Income by Business Segment
o) The distribution of interest income by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$3	$18	$20
Clinical research	1,148	1,176	1,741

Total	$1,151	$1,194	$1,761

Distribution of Tax Charge by Geographical Area
p) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$1,216	$(3,475)	$5,310
Rest of Europe	3,298	657	(1,606)
U.S.	3,669	4,656	(593)
Other	3,618	4,277	2,542

Total	$11,801	$6,115	$5,653

Distribution of Tax Charge by Business Segment
q) The distribution of the tax charge by business segment was as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Central laboratory	$(3,169)	$(175)	$(2,858)
Clinical research	14,970	6,290	8,511

Total	$11,801	$6,115	$5,653